Certificate Liabilities (Tables) - Coinshares International Limited [Member]	12 Months Ended
Dec. 31, 2025
Certificate Liabilities (Tables) [Line Items]
Schedule of Fair Value of the Certificate Liabilities

The fair value of the certificate liabilities is primarily driven by (i) the market price of the referenced digital asset and (ii) the number of certificates outstanding. To economically hedge its exposure, the Group holds corresponding digital assets in respect of the issued certificates.

	As of December 31,
	2025	2024
CoinShares XBT Provider
CoinShares XBTP - Bitcoin	$1,768,572	$2,675,425
CoinShares XBTP - Ethereum	696,435	1,020,112
Total XBT Certificate Liabilities	$2,465,007	$3,695,537

CoinShares Physical
CoinShares Physical - Bitcoin	$1,222,197	$773,007
CoinShares Physical - Staked Ethereum	291,152	278,318
CoinShares Physical - Staked Solana	189,058	127,568
CoinShares Physical - XRP	226,084	144,313
CoinShares Physical - Other	112,663	130,737
Total CS Physical certificate liabilities	$2,041,154	$1,453,943

CoinShares XBT Provider Physical
CS XBTP Physical Staked Solana	$613	$—
CS XBTP Physical Other	666	—
Total XBT CS Physical Certificate Liabilities	$1,279	$—

Schedule of Breakdown of Certificate Type

Breakdown of certificate type by number and value:

(in thousands, except number of certificates)	As of December 31,
	Number of certificates		Dollars
Certificate type	2025	2024	2025	2024
Bitcoin Tracker One	2,249,885	2,713,492	$885,201	$1,200,872
Bitcoin Tracker Euro	225,032	332,913	883,371	1,474,552
Ether Tracker One	10,353,931	12,287,008	265,659	370,577
Ether Tracker Euro	1,677,905	2,119,967	430,776	649,535
CoinShares Bitcoin ETP	14,488,307	8,555,086	1,222,197	773,007
CoinShares Ethereum Staking ETP	3,251,673	2,803,190	291,152	278,318
CoinShares Litecoin ETP	698,920	607,000	9,992	11,839
CoinShares XRP ETP	3,298,284	1,831,780	226,083	144,312
CoinShares Polkadot Staking ETP	2,775,000	1,698,100	6,010	12,997
CoinShares Tezos Staking ETP	3,760,900	839,000	10,909	5,878
CoinShares Solana Staking ETP	13,560,223	6,181,100	189,058	127,568
CoinShares Chainlink ETP	13,483,400	8,021,000	15,577	15,433
CoinShares Uniswap ETP	8,387,500	6,190,000	4,483	7,873
CoinShares Cardano Staking ETP	47,690,625	34,472,500	17,354	31,182
CoinShares Cosmos Staking ETP	1,630,500	694,500	1,864	2,433
CoinShares Polygon Staking ETP	3,101,500	1,443,500	3,497	7,131
CoinShares Algorand Staking ETP	7,794,700	5,026,000	9,225	17,703
CoinShares SEI Staking ETP	1,985,000	—	2,227	—
CoinShares TON Staking ETP	110,000	—	91	—
CoinShares Physical Top 10 Crypto Market	332,600	114,000	10,037	3,786
CoinShares Physical Smart Contract Platform	119,000	121,000	2,412	3,343
CoinShares Finanzen.net Top 10 Crypto ETP	1,394,500	730,000	18,986	11,141
CoinShares XBTP Physical Litecoin	20,000	—	108	—
CoinShares XBTP Physical XRP	63,000	—	232	—
CoinShares XBTP Physical Chainlink	30,000	—	129	—
CoinShares XBTP Physical Uniswap	5,000	—	29	—
CoinShares XBTP Physical Staked Cardano	23,000	—	56	—
CoinShares XBTP Physical Staked Polkadot	60,000	—	112	—
CoinShares XBTP Physical Staked Solana	160,000	—	613	—
Total certificates	142,730,385	96,781,136	$4,507,440	$5,149,480

Schedule of Reconciliation of Certificates

Reconciliation of certificates

	For the year ended December 31,
	2025	2024
Opening position	$5,149,480	$2,948,821
Movement from net redemption of XBT Certificate Liabilities	(971,063)	(766,319)
Movement from net issuance of XBT CS Physical Certificate Liabilities	1,859	—
Movement from net issuance of CS Physical Certificate Liabilities	1,101,229	165,188
Management fee, net	(87,830)	(83,109)
(Gain)/loss on certificate liabilities	(802,747)	2,910,985
Translation of foreign currency denominated holdings	116,512	(26,086)
Closing position	$4,507,440	$5,149,480